(Loss)/ Earnings per Common Share (Details Narrative) - shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Earnings Per Share [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	192,882	253,950